Financial assets and liabilities and impacts on statements of consolidated operations - Financial assets and liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 26,311	€ 15,087
Financial liabilities	17,080	23,561
Financial assets at fair value	26,311	15,087
Financial liabilities at fair value	17,080	23,561
Non-current financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,833	5,398
Financial liabilities at fair value	1,833	5,398
Current financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	7,262	9,846
Financial liabilities at fair value	7,262	9,846
Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		451
Financial liabilities at fair value		451
Trade payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	7,985	7,866
Financial liabilities at fair value	7,985	7,866
Non-current financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	413	382
Financial assets at fair value	413	382
Other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	7,127	7,893
Financial assets at fair value	7,127	7,893
Other current financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	12,924	475
Financial assets at fair value	12,924	475
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	5,847	6,337
Financial assets at fair value	5,847	6,337
Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	451
Fair value through profit or loss | Non-current financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Fair value through profit or loss | Current financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Fair value through profit or loss | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		451
Fair value through profit or loss | Trade payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	17,080	23,110
Amortized cost | Non-current financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,833	5,398
Amortized cost | Current financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	7,262	9,846
Amortized cost | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Amortized cost | Trade payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	7,985	7,866
Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	5,847	6,337
Fair value through profit or loss | Non-current financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Fair value through profit or loss | Other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Fair value through profit or loss | Other current financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Fair value through profit or loss | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	5,847	6,337
Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	20,464	8,750
Amortized cost | Non-current financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	413	382
Amortized cost | Other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	7,127	7,893
Amortized cost | Other current financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	12,924	475
Amortized cost | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 0	€ 0